Segment Information and Concentration (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Income (Loss) from Operations	$ (2,467,600)	$ (1,742,300)	$ (4,137,000)	$ (3,369,200)	$ (11,544,100)	$ (4,708,800)
Income (Loss) from operations before discontinued operations and income taxes	1,400	(7,600)	(6,300)	11,000	4,400	(562,500)
Benchtop Laboratory Equipment
Income (Loss) from Operations			203,500	851,700	1,475,800	1,461,300
Other (expense) income, net	(1,800)	1,300	(28,200)	415,500	194,000	571,000
Income (Loss) from operations before discontinued operations and income taxes	264,400	248,600	175,300	1,267,200	1,669,800	2,032,300
Corporate
Income (Loss) from Operations			(902,300)	(508,200)	(1,650,400)	(1,341,500)
Other (expense) income, net	86,500	(85,200)	88,500	47,600	71,500	82,200
Income (Loss) from operations before discontinued operations and income taxes	(574,800)	(423,100)	(813,800)	(460,600)	(1,578,900)	(1,259,300)
Consolidated
Income (Loss) from Operations			(4,137,000)	(3,369,200)	(11,544,100)	(4,708,800)
Other (expense) income, net	95,700	(102,300)	63,900	515,600	262,400	653,800
Income (Loss) from operations before discontinued operations and income taxes	$ (2,371,900)	$ (1,844,600)	(4,073,100)	(2,853,600)	(11,281,700)	(4,055,000)
Bioprocessing Systems Two [Member]
Income (Loss) from Operations			(3,438,200)	(3,712,700)	(11,369,500)	(4,828,600)
Other (expense) income, net			3,600	52,500	(3,100)	600
Income (Loss) from operations before discontinued operations and income taxes			$ (3,434,600)	$ (3,660,200)	$ (11,372,600)	$ (4,828,000)